Stock-based Compensation (Tables)	12 Months Ended
Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Significant Assumptions Used to Estimate the Fair Value of Stock Options
Expected term	3 years
Expected volatility	44.67%
Expected dividend rate	—%
Risk-free rate	2.00%